Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,591,210
Previously Paid Amount	0.00
Total Fee Amount	399.44
Total Offset Amount	0.00
Net Fee	399.44
Narrative - Max Aggregate Offering Price	$ 4,591,210
Final Prospectus	true